Trade payables (Details) - Schedule of trade payables - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule of Trade Payables [Abstract]
Trade payables – Others	$ 551,106	$ 571,773
Employee related payables		369,389
Total	$ 551,106	$ 941,162